Intangible assets and goodwill - Finite-lived intangibles (Details) - Software and license - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	€ 1,134	€ 489
Intangible assets other than goodwill at end of period	745	1,134	€ 489
Cost
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	4,404	3,366	3,146
Additions	183	1,038	220
Intangible assets other than goodwill at end of period	4,587	4,404	3,366
Accumulated depreciation and impairment
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	(3,270)	(2,877)	(2,415)
Amortization charge of the year	(571)	(393)	(462)
Intangible assets other than goodwill at end of period	€ (3,841)	€ (3,270)	€ (2,877)